COMMITMENTS (FY) (Details) - USD ($)	Dec. 10, 2020	Aug. 12, 2019
Underwriting Agreement [Abstract]
Cash underwriting discount (in dollars per share)		$ 0.20
Underwriting fees		$ 5,000,000
Deferred underwriting discount (in dollars per share)		$ 0.35
Deferred underwriting fees		$ 8,750,000
WM Holding and Ghost Media Group, LLC [Member]
Merger Agreement [Abstract]
Merger consideration	$ 1,310,000,000